Liquidity Facilities and Other Financing Arrangements (Detail) - USD ($)		12 Months Ended
	Feb. 10, 2012	Dec. 31, 2014	Sep. 30, 2015	Dec. 31, 2013	Dec. 31, 2012
Short-term Debt [Line Items]
Short-term debt		$ 85,000,000	$ 79,500,000	$ 162,000,000
Current borrowing capacity of line of credit	$ 1,000,000,000
Maximum borrowing capacity		1,300,000,000
Energy Hedging Activities [Member]
Short-term Debt [Line Items]
Current borrowing capacity of line of credit		$ 350,000,000
Revolving Credit Facility
Short-term Debt [Line Items]
Current borrowing capacity of line of credit	$ 800,000,000
Basis spread on variable rate (percent)		1.75%
Commitment fee percentage for line of credit	0.275%
Subsidiaries [Member]
Short-term Debt [Line Items]
Short-term debt		$ 85,000,000		$ 162,000,000
Weighted-average interest rate on short-term debt (percent)		4.05%			3.93%
Current borrowing capacity of line of credit		$ 1,000,000,000
Current same-day borrowing capacity		75,000,000
Maximum borrowing capacity		$ 1,450,000,000
Maximum capitalization percentage		65.00%
Derivative, Basis Spread on Variable Rate		1.25%
Line of Credit, Unused Capacity, Commitment Fee Percentage		0.175%
Subsidiaries [Member] | Affiliated Entity [Member]
Short-term Debt [Line Items]
Outstanding amount for line of credit		$ 28,900,000
Subsidiaries [Member] | Senior secured credit facility | Affiliated Entity [Member]
Short-term Debt [Line Items]
Current borrowing capacity of line of credit		$ 30,000,000
Basis spread on variable rate (percent)		One-month LIBOR
Basis spread on variable rate (percent)		0.25%
Subsidiaries [Member] | Working Capital Needs
Short-term Debt [Line Items]
Current borrowing capacity of line of credit		$ 650,000,000
Subsidiaries [Member] | Working Capital Needs | Letter of Credit
Short-term Debt [Line Items]
Current borrowing capacity of line of credit		4,200,000
Outstanding amount for line of credit		85,000,000
Subsidiaries [Member] | Energy Hedging Activities [Member]
Short-term Debt [Line Items]
Current borrowing capacity of line of credit		350,000,000
Outstanding amount for line of credit		$ 1,000,000